Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	16 Months Ended
	Jul. 09, 2024	Oct. 31, 2024	Jan. 31, 2025	Apr. 30, 2025	Oct. 31, 2025	Jul. 31, 2025	Oct. 31, 2025
C000249324
Account Value [Line Items]
Line Graph and Table Measure Name					ETF (Based on Net Asset Value)
Accumulated Value	$ 10,000	$ 10,126	$ 10,229	$ 10,157		$ 10,294	$ 10,685
T. Rowe Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Regulatory Benchmark
Accumulated Value	10,000	10,099	10,174	10,020		10,068	10,520
T. Rowe Index: Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Strategy Benchmark
Accumulated Value	$ 10,000	$ 10,106	$ 10,196	$ 10,103		$ 10,263	$ 10,594